ACCOUNTS PAYABLE (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Accounts Payable [abstract]
Suppliers	$ 85,617,801	$ 94,927,478
Related parties	5,247,517	4,452,779
Accounts payable for investments in property, plant and equipment	395,861	2,136,248
Provisions for expenses	26,914,350	21,601,035
Total	$ 118,175,529	$ 123,117,540